UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/00

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): 	[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Munich Re Capital Management Corporation
Address: 540 Madison Avenue
   6th Floor
   New York  NY  10022

Form 13F File Number: 28-05819

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Osbely A. Tala
Title: Vice President
Phone: (212) 583-4841

Signature, Place, and Date of Signing:
Osbely A. Tala	New York, NY 			7/5/01
[Signature] 			[City, State] 				[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number 	Name

28-05819	Munich Re Capital Management Corporation
[Repeat as necessary.]

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: ______________

Form 13F Information Table Entry Total: 178

Form 13F Information Table Value Total: $431,201
					(thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 	Name
____ 		28-05819		 	Munich Re Capital Management Corporation

[Repeat as necessary.]

NAME OF ISSUER                  TITLE OF CLASS  CUSIP      VALUESHRS ORSH/PUT/  INVESTMENT     OTHER    VOTING  AUHORITY
                                               NUMBER   (x$1000)PRN AMTPRNCALL  DISCRETION  MANAGERS      SOLE    SHARED      NONE
  ADC TELECOMMUNICATIONS          Common Stock 00088610      393  21700 SH            SOLE                   X

  AES Corporation                 Common Stock 00130H10     2492  45000 SH            SOLE                   X

  AOL Time Warner                 Common Stock 00184A10     2269  65200 SH            SOLE                   X

  AT&T Corp.                      Common Stock 00195710     1834 105963 SH            SOLE                   X

  Abbott Laboratories             Common Stock 00282410     2538  52400 SH            SOLE                   X

  Agilent Technologies Inc.       Common Stock 00846U10      618  11289 SH            SOLE                   X

  ALCAN ALUMINIUM                 Common Stock 01371610      448  13100 SH            SOLE                   X

  Alcoa Inc                       Common Stock 01381710     2151  64200 SH            SOLE                   X

  Allstate Corp                   Common Stock 02000210     2832  65000 SH            SOLE                   X

  Alltel Corp                     Common Stock 02003910      587   9400 SH            SOLE                   X

  American Express Company        Common Stock 02581610     2192  39900 SH            SOLE                   X

  American General Corp           Common Stock 02635110     1712  21000 SH            SOLE                   X

  American Home Products Corp     Common Stock 02660910     2415  38000 SH            SOLE                   X

  American International Group    Common Stock 02687410     6505  66000 SH            SOLE                   X

  Amgen Inc                       Common Stock 03116210     1899  29700 SH            SOLE                   X

  Anheuser-Busch Co Inc           Common Stock 03522910     3044  66900 SH            SOLE                   X

  Applera Corp-Applied Biosys     Common Stock 03802010      771   8200 SH            SOLE                   X

  Applied Materials Inc           Common Stock 03822210      962  25200 SH            SOLE                   X

  Automatic Data Processing       Common Stock 05301510     1982  31300 SH            SOLE                   X

  Avaya Inc.                      Common Stock 05349910       78   7591 SH            SOLE                   X

  AVERY DENNISON CORP             Common Stock 05361110      862  15700 SH            SOLE                   X

  BP Amaco PLC                    Common Stock 05562210      989  20664 SH            SOLE                   X

  BAKER HUGHES, INC.              Common Stock 05722410     1683  40500 SH            SOLE                   X

  Bank of America Corp            Common Stock 06050510     2275  49600 SH            SOLE                   X

  Baxter International Inc.       Common Stock 07181310     1590  18000 SH            SOLE                   X

  BEA Systems Inc                 Common Stock 07332510      889  13200 SH            SOLE                   X

  Bellsouth Corporation           Common Stock 07986010     2235  54600 SH            SOLE                   X

  Boeing Co                       Common Stock 09702310     1828  27700 SH            SOLE                   X

  Bristol-Myers Squibb Co         Common Stock 11012210     4259  57600 SH            SOLE                   X

  BROADCOM CORP                   Common Stock 11132010     1898  22600 SH            SOLE                   X

  BROADVISION INC                 Common Stock 11141210      207  17500 SH            SOLE                   X

  Burlington Northern Santa Fe    Common Stock 12189T10     2129  75200 SH            SOLE                   X

  Cigna Corp                      Common Stock 12550910     1733  13100 SH            SOLE                   X

  CVS CORP                        Common Stock 12665010     2092  34900 SH            SOLE                   X

  CABLEVISION                     Common Stock 12686C10      764   9000 SH            SOLE                   X

  CALPINE ENERGY                  Common Stock 13134710     1009  22400 SH            SOLE                   X

  Capital One Finl Corp           Common Stock 14040H10      428   6500 SH            SOLE                   X

  CARDINAL HEALTH INC             Common Stock 14149Y10     1345  13500 SH            SOLE                   X

  Caterpillar Inc                 Common Stock 14912310      492  10400 SH            SOLE                   X

  CENDANT CORP                    Common Stock 15131310      939  97600 SH            SOLE                   X

  Chase Manhattan Corp            Common Stock 16161A10     1629  35850 SH            SOLE                   X

  Chevron Corp                    Common Stock 16675110       17    200 SH            SOLE                   X

  CIENA CORP                      Common Stock 17177910      406   5000 SH            SOLE                   X

  Cisco Systems Inc               Common Stock 17275R10     7612 199000 SH            SOLE                   X

  Citigroup Inc                   Common Stock 17296710     6877 134681 SH            SOLE                   X

  Clear Channel Communications    Common Stock 18450210      504  10400 SH            SOLE                   X

  CLOROX CORP                     Common Stock 18905410     1441  40600 SH            SOLE                   X

  Colgate-Palmolive Co            Common Stock 19416210     2524  39100 SH            SOLE                   X

  Comcast Corp - Special Cl A     Common Stock 20030020     2463  59000 SH            SOLE                   X

  Comerica Inc.                   Common Stock 20034010      796  13400 SH            SOLE                   X

  Compaq Computer Corp            Common Stock 20449310      667  44300 SH            SOLE                   X

  Computer Associates Int'l Inc   Common Stock 20491210      616  31600 SH            SOLE                   X

  Conoco Inc - CL B               Common Stock 20825140     2228  77000 SH            SOLE                   X

  Corning Inc                     Common Stock 21935010     1775  33600 SH            SOLE                   X

  COX COMMUNICATIONS              Common Stock 22404410     1341  28800 SH            SOLE                   X

  Dell Computer Corp              Common Stock 24702510     1535  88000 SH            SOLE                   X

  The Walt Disney Co              Common Stock 25468710      825  28500 SH            SOLE                   X

  Dow Chemical                    Common Stock 26054310     2912  79500 SH            SOLE                   X

  Du Pont (E.I.) De Nemours       Common Stock 26353410     1464  30300 SH            SOLE                   X

  Duke Energy Corporation         Common Stock 26439910     2515  29500 SH            SOLE                   X

  EMC Corp/Mass                   Common Stock 26864810     3924  59000 SH            SOLE                   X

  Edwards LifeSciences Corp       Common Stock 28176E10       96   5420 SH            SOLE                   X

  Electronic Data Systems Corp    Common Stock 28566110     2148  37200 SH            SOLE                   X

  Emerson Electric Co             Common Stock 29101110     2175  27600 SH            SOLE                   X

  Enron Corporation               Common Stock 29356110     2810  33800 SH            SOLE                   X

  Exxon Mobil Corporation         Common Stock 30231G10     9998 115000 SH            SOLE                   X

  Freddie Mac                     Common Stock 31340030     2369  34400 SH            SOLE                   X

  Fannie Mae                      Common Stock 31358610     2585  29800 SH            SOLE                   X

  Fedex Corporation               Common Stock 31428X10     1247  31200 SH            SOLE                   X

  First Union Corporation         Common Stock 33735810     1869  67200 SH            SOLE                   X

  Fleet Boston Financial Corp     Common Stock 33903010     1863  49600 SH            SOLE                   X

  Ford Motor Company              Common Stock 34537086     1279  54566 SH            SOLE                   X

  Forest Laboratories             Common Stock 34583810     2432  18300 SH            SOLE                   X

  FRANKLIN RESOURCES              Common Stock 35461310      762  20000 SH            SOLE                   X

  Gannett Co                      Common Stock 36473010     2321  36800 SH            SOLE                   X

  Gap Inc                         Common Stock 36476010     1150  45100 SH            SOLE                   X

  Gateway Inc                     Common Stock 36762610      493  27400 SH            SOLE                   X

  General Electric Company        Common Stock 36960410    12382 258300 SH            SOLE                   X

  General Motors Corporation      Common Stock 37044210     1895  37211 SH            SOLE                   X

  General Motors-Class H          Common Stock 37044283       63   2746 SH            SOLE                   X

  Gillette Company                Common Stock 37576610      596  16500 SH            SOLE                   X

  Goldman Sachs Group             Common Stock 38141G10      941   8800 SH            SOLE                   X

  Guidant Corp                    Common Stock 40169810     1640  30400 SH            SOLE                   X

  HCA-THE HEALTHCARE CO.          Common Stock 40411910     1866  42400 SH            SOLE                   X

  Hewlett-Packard Co              Common Stock 42823610     1869  59200 SH            SOLE                   X

  Home Depot Inc                  Common Stock 43707610     3052  66800 SH            SOLE                   X

  Honeywell Int'l Inc             Common Stock 43851610     1027  21700 SH            SOLE                   X

  Household Int'l Inc             Common Stock 44181510     1386  25200 SH            SOLE                   X

  Intel Corporation               Common Stock 45814010     5736 190800 SH            SOLE                   X

  Int'l Business Machines Corp    Common Stock 45920010     4446  52300 SH            SOLE                   X

  Int'l Paper Co                  Common Stock 46014610     1477  36200 SH            SOLE                   X

  JDS UNIPHASE                    Common Stock 46612J10      525  12600 SH            SOLE                   X

  JP Morgan Chase & Co            Common Stock 46625H10     1307   7900 SH            SOLE                   X

  Johnson & Johnson               Common Stock 47816010     5159  49100 SH            SOLE                   X

  KLA-TENCOR CORP                 Common Stock 48248010      627  18600 SH            SOLE                   X

  Kerr-McGee Corp                 Common Stock 49238610     1647  24600 SH            SOLE                   X

  KOHL'S CORP                     Common Stock 50025510      903  14800 SH            SOLE                   X

  Kroger Co                       Common Stock 50104410     1949  72000 SH            SOLE                   X

  Limited Inc                     Common Stock 53271610     1409  82600 SH            SOLE                   X

  Lucent Technologies Inc.        Common Stock 54946310     1230  91100 SH            SOLE                   X

  MBNA Corp                       Common Stock 55262L10     2061  55800 SH            SOLE                   X

  MGM GRAND INC                   Common Stock 55295310      863  30600 SH            SOLE                   X

  Macromedia Inc.                 Common Stock 55610010      395   6500 SH            SOLE                   X

  McDonald's Corporation          Common Stock 58013510     2428  71400 SH            SOLE                   X

  Mellon Financial Corp.          Common Stock 58551A10     2710  55100 SH            SOLE                   X

  Merck & Co Inc                  Common Stock 58933110     6357  67900 SH            SOLE                   X

  Merrill Lynch & Co              Common Stock 59018810     1343  19700 SH            SOLE                   X

  Microsoft Corp                  Common Stock 59491810     6745 155500 SH            SOLE                   X

  Micron Technology Inc           Common Stock 59511210      948  26700 SH            SOLE                   X

  S&P 400 Depositary Receipts     Common Stock 59563510    58286 617600 SH            SOLE                   X

  Minnesota Mining & Mfg Co       Common Stock 60405910     2518  20900 SH            SOLE                   X

  Morgan Stanley Dean Witter & C  Common Stock 61744644     3305  41700 SH            SOLE                   X

  Motorola Inc                    Common Stock 62007610     1760  86900 SH            SOLE                   X

  Network Appliance Inc           Common Stock 64120L10     1489  23200 SH            SOLE                   X

  Nextel Communications Inc - A   Common Stock 65332V10     1064  43000 SH            SOLE                   X

  Nortel Networks Corp            Common Stock 65656810     2629  82000 SH            SOLE                   X

  NOVELLUS SYSTEMS INC            Common Stock 67000810      640  17800 SH            SOLE                   X

  Oracle Corporation              Common Stock 68389X10     4935 169800 SH            SOLE                   X

  PNC Bank Corp                   Common Stock 69347510     1330  18200 SH            SOLE                   X

  P P & L RESOURCES INC.          Common Stock 69351T10     1446  32000 SH            SOLE                   X

  PALM INC                        Common Stock 69664210     1268  44793 SH            SOLE                   X

  Pepsico Inc                     Common Stock 71344810     3752  75700 SH            SOLE                   X

  Pfizer Inc                      Common Stock 71708110     9936 216000 SH            SOLE                   X

  Pharmacia Corp                  Common Stock 71713U10     3416  56000 SH            SOLE                   X

  Philip Morris Companies Inc     Common Stock 71815410     4400 100000 SH            SOLE                   X

  Phillips Petroleum Co.          Common Stock 71850710     1445  25400 SH            SOLE                   X

  T ROWE PRICE GROUP              Common Stock 74144T10      507  12000 SH            SOLE                   X

  Procter & Gamble Co             Common Stock 74271810     2541  32400 SH            SOLE                   X

  QUAKER OATS                     Common Stock 74740210     2006  20600 SH            SOLE                   X

  Qualcomm Inc                    Common Stock 74752510     1578  19200 SH            SOLE                   X

  Qwest Communication Intl        Common Stock 74912110     2411  58800 SH            SOLE                   X

  R&B FALON CORP                  Common Stock 74912E10      594  25900 SH            SOLE                   X

  Rational Software Corp          Common Stock 75409P20      561  14400 SH            SOLE                   X

  REAL NETWORKS INC               Common Stock 75605L10      122  14100 SH            SOLE                   X

  SBC Communications Inc          Common Stock 78387G10     4727  99000 SH            SOLE                   X

  S&P 500 Depositary Receipts     Common Stock 78462F10    19075 145400 SH            SOLE                   X

  SPX Corp                        Common Stock 78463510      876   8100 SH            SOLE                   X

  Safeway Inc                     Common Stock 78651420     2006  32100 SH            SOLE                   X

  ST. PAUL'S CORP                 Common Stock 79286010     2113  38900 SH            SOLE                   X

  Sara Lee Corp                   Common Stock 80311110     2731 111200 SH            SOLE                   X

  Schering-Plough Corporation     Common Stock 80660510     2423  42700 SH            SOLE                   X

  Siebel Systems Inc.             Common Stock 82617010      886  13100 SH            SOLE                   X

  Solectron Corp                  Common Stock 83418210     1417  41800 SH            SOLE                   X

  Southern Co.                    Common Stock 84258710     1549  46600 SH            SOLE                   X

  Sprint Corporation              Common Stock 85206110      579  28500 SH            SOLE                   X

  Sprint Corp (PCS Group)         Common Stock 85206150      638  31200 SH            SOLE                   X

  STATE STREET CORP               Common Stock 85747710      745   6000 SH            SOLE                   X

  STILLWELL FINANCIAL             Common Stock 86083110      879  22300 SH            SOLE                   X

  Sun Microsystems Inc.           Common Stock 86681010     2509  90000 SH            SOLE                   X

  Suntrust Banks Inc              Common Stock 86791410     1575  25000 SH            SOLE                   X

  Sysco Corp                      Common Stock 87182910     1944  64800 SH            SOLE                   X

  TJX Companies Inc               Common Stock 87254010     2026  73000 SH            SOLE                   X

  Tellabs Inc                     Common Stock 87966410     1305  23100 SH            SOLE                   X

  Texaco Inc                      Common Stock 88169410     2796  45000 SH            SOLE                   X

  Texas Intruments Inc            Common Stock 88250810     1090  23000 SH            SOLE                   X

  3Com Corp                       Common Stock 88553510      257  30200 SH            SOLE                   X

  TIFFANY & CO                    Common Stock 88654710     1208  38200 SH            SOLE                   X

  Time Warner Inc.                Common Stock 88731510     2001  38300 SH            SOLE                   X

  TOYS "R" US INC.                Common Stock 89233510     1173  70300 SH            SOLE                   X

  Tyco International Ltd.         Common Stock 90212410     3674  66200 SH            SOLE                   X

  US Bancorp                      Common Stock 90297310      677  23200 SH            SOLE                   X

  United Technologies Corp        Common Stock 91301710     3011  38300 SH            SOLE                   X

  VERITAS SOFTWARE                Common Stock 92343610      919  10500 SH            SOLE                   X

  Verizon Communications          Common Stock 92343V10     4802  95804 SH            SOLE                   X

  Viacom Inc-CL B                 Common Stock 92552430     1667  35663 SH            SOLE                   X

  VIGNETTE CORP                   Common Stock 92673410      284  15800 SH            SOLE                   X

  Visteon Corporation-W           Common Stock 92839U10       53   4595 SH            SOLE                   X

  Wal-Mart Stores Inc             Common Stock 93114210     6864 129200 SH            SOLE                   X

  Washington Mutual Inc.          Common Stock 93932210     2542  47900 SH            SOLE                   X

  WATERS CORP                     Common Stock 94184810      418   5000 SH            SOLE                   X

  Wells Fargo & Company           Common Stock 94974610     4733  85000 SH            SOLE                   X

  Weyerhaeuser Co                 Common Stock 96216610      548  10800 SH            SOLE                   X

  Williams Cos Inc                Common Stock 96945710     1649  41300 SH            SOLE                   X

  Worldcom Inc                    Common Stock 98157D10     1159  82400 SH            SOLE                   X

  Xilinx Inc                      Common Stock 98391910      632  13700 SH            SOLE                   X

  Yahoo! Inc                      Common Stock 98433210      457  15200 SH            SOLE                   X

  Global Crossing Ltd             Common Stock G3921A10      263  18400 SH            SOLE                   X

  Transocean Sedco Forex Inc      Common Stock G9007810      367   7976 SH            SOLE                   X
